SCHEDULE OF SELLING, MARKETING AND ADMINISTRATION COSTS INCLUDED IN DISCONTINUED OPERATIONS (Details) - USD ($)	10 Months Ended	12 Months Ended
	Nov. 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Wages and benefits		$ 2,643,451	$ 2,233,449	$ 1,619,719
Rent and facility costs		87,130	57,097	94,051
General expenses		1,304,690	1,188,712	813,951
Stock-based compensation		2,764,419	3,045,086	2,650,830
Professional fees		1,155,316	800,551	1,120,805
Selling, marketing and administration		9,055,528	8,137,998	$ 6,697,387
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Wages and benefits	$ 887,860
Rent and facility costs	604,442
General expenses	458,465
Stock-based compensation	(46,725)
Professional fees	46,484
Selling, marketing and administration	$ 1,950,526